Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Disaggregation Revenue
The following table presents our disaggregated revenue by source including both revenues accounted for under ASC 840 and ASC 606 for the three and six months ended June 30, 2020 and 2019.

	Three months ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Billboard Advertising	$312,095	$393,798	$667,400	$729,993
Logo Advertising	21,053	21,811	42,445	41,723
Transit Advertising	14,504	33,133	44,376	61,483

Net Revenues	$347,652	$448,742	$754,221	$833,199

The following table presents our disaggregated revenue by source including revenues accounted for under ASC 840, ASC 842 and ASC 606 for the years ended December 31, 2019, 2018 and 2017.

	2019	2018	2017
Billboard Advertising	$1,537,542	$1,412,978	$1,340,422
Logo Advertising	84,201	84,424	82,936
Transit Advertising	131,901	129,820	117,902

Net Revenues	$1,753,644	$1,627,222	$1,541,260